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                                 ABN AMRO Funds

                               CLASS N & I SHARES

                               ABN AMRO VALUE FUND
                            ABN AMRO REAL ESTATE FUND
                          ABN AMRO HIGH YIELD BOND FUND

                               CLASS Y & YS SHARES

                 ABN AMRO INSTITUTIONAL PRIME MONEY MARKET FUND

                        CLASS S & I SHARES - MONEY MARKET

                      ABN AMRO GOVERNMENT MONEY MARKET FUND
                           ABN AMRO MONEY MARKET FUND
                      ABN AMRO TAX-EXEMPT MONEY MARKET FUND
                       ABN AMRO TREASURY MONEY MARKET FUND

                                   SUPPLEMENT
       TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE ABOVE FUNDS

THIS PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN EACH PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH EACH PROSPECTUS.

Effective January 1, 2006, ABN AMRO Asset Management (USA) LLC ("AAAM LLC") merged into ABN AMRO Asset Management, Inc. ("AAAM, Inc."). As of the date of the merger, AAAM, Inc. assumed AAAM LLC's responsibilities under AAAM LLC's investment advisory agreements with the above Funds and related sub-advisory agreements, and became the Funds' Adviser. Like AAAM LLC, AAAM, Inc. is located at 161 N. Clark Street, 9th Floor, Chicago, Illinois 60601. Both entities are indirect and wholly-owned subsidiaries of ABN AMRO Holding N.V. and have substantially the same officers and directors. As of December 31, 2005, AAAM, Inc. managed approximately $21.6 billion in assets, consisting primarily of institutional accounts, including insurance, pension and profit sharing accounts. The portfolio manager(s) of the Funds and management fees paid by the Funds have not changed as a result of the merger.


                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.

         For more information, please call ABN AMRO Funds: 800 992-8151 or visit our Web site at www.abnamrofunds.com

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